Guaranteed Investment Contracts - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 009 | Empower Annuity Insurance Company Guaranteed Income Fund | EBP, Unallocated
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Interest rates earned	3.00%	3.00%